CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended					6 Months Ended
	Oct. 31, 2021	Jun. 30, 2021	Dec. 30, 2020	Sep. 30, 2020	Oct. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Short-Term Debt [Line Items]
Debt instrument, maturity date description						mature on various dates from July 9, 2022 to December 17, 2022.
Shares issued price, per share									$ 6.70
Interest expense debt						$ 300,000	$ 300,000
Interest expense						$ 287,592	$ 478,439
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Face amount					$ 1,040,000.00
Warrants purchase					26,667
Convertible Promissory Note-2 [Member]
Short-Term Debt [Line Items]
Face amount											$ 1,480,000
Number of shares issued for debt connversion			612,748
Debt instrument price per share				$ 2.42						$ 2.57
Warrants purchase											53,334
Convertible Promissory Note-3 [Member]
Short-Term Debt [Line Items]
Face amount				$ 1,480,000
Warrants purchase				53,334
Warrants exercise price				$ 9
Convertible Promissory Note-1 [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date description					All three Notes mature in 12 months from the issue dates of the Notes
Number of shares issued for debt connversion				454,097
Debt instrument price per share				$ 2.4
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate, stated percentage				5.00%
Note Two [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, amount			$ 2,600,000
Unamortized discount								$ 0
Note One [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, amount			$ 2,600,000
Unamortized discount								0
Note-3 [Member]
Short-Term Debt [Line Items]
Number of shares issued for debt connversion		298,716
Debt instrument price per share		$ 2.565					$ 2.565
Debt conversion, converted instrument, amount		$ 740,000
Debt instrument principal amount		$ 26,208
Shares issued price, per share		$ 0					$ 0
Debt Instrument, Periodic Payment	$ 777,000
Debt conversion, converted instrument, amount	740,000
Debt periodic interest payments	$ 37,000
Unamortized discount								$ 0
Interest expense debt							$ 294,000
Contractual obligation		$ 36,700					36,700
Amortization of debt discount							$ 257,000